Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 39,759	$ 33,805	$ 34,295
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue	31,772	26,278	26,491
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,730	4,409	4,635
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,257	$ 3,118	$ 3,169